Details of Income Statement Items	12 Months Ended
Dec. 31, 2023
Details Of Income Statement [Abstract]
Note 20 - Details of Income Statement Items
Note 20 - Details of Income Statement Items

For the year ended December 31
2023	2022	2021
$ millions	$ millions	$ millions

Sales	7,536	10,015	6,955
Cost of sales
Materials consumed	2,547	3,152	2,342
Cost of labor	875	937	906
Energy and fuel	402	433	343
Depreciation and amortization	450	409	413
Other	591	52	340
	4,865	4,983	4,344

For the year ended December 31
2023	2022	2021
$ millions	$ millions	$ millions

Selling, transport and marketing expenses
Land and Marine transportation	714	792	742
Cost of labor	176	188	171
Other	203	201	154
	1,093	1,181	1,067
General and administrative expenses
Cost of labor	147	168	166
Professional Services	43	44	44
Other	70	79	66
	260	291	276
Research and development expenses
Cost of labor	56	55	52
Other	15	13	12
	71	68	64

For the year ended December 31
2023	2022	2021
$ millions	$ millions	$ millions

Other income
Reversal of provision for legal claims and contingent consideration	8	-	11
Rental Income	3	3	1
Capital gain	1	9	16
Profit from divestment	-	22	14
Insurance Compensation	-	15	-
Past service cost	-	-	12
Reversal of Impairment of fixed assets	-	-	9
Other	10	5	-
Other income recorded in the income statements	22	54	63
Other expenses
Financial instrument at fair value	65	-	-
Provision for site closure, restoration costs and efficiency plan	45	6	14
Provision for legal claims	1	17	17
Transaction costs	-	-	8
Impairment and disposal of assets	-	-	9
Other	17	7	9
Other expenses recorded in the income statements	128	30	57

For the year ended December 31
2023	2022	2021
$ millions	$ millions	$ millions

Financing income and expenses
Financing income:
Net gain from changes in exchange rates	37	139	-
Financing income in relation to employee benefits	7	44	-
Interest income from banks and others	47	31	17
Net gain from change in fair value of derivative designated as economic hedge	-	-	59
Net gain from change in fair value of derivative designated as cash flow hedge	-	-	18
	91	214	94
Financing expenses:
Net loss from change in fair value of derivative designated as economic hedge	54	98	-
Net loss from change in fair value of derivative designated as cash flow hedge	25	77
Interest expenses to banks and others	167	148	126
Financing expenses in relation to employees' benefits	13	7	23
Banks and finance institutions commissions (mainly commission on early repayment of loans)	7	7	6
Net loss from changes in exchange rates	-	-	79
Financing expenses	266	337	234
Net of borrowing costs capitalized	7	10	18
	259	327	216

Net financing expenses recorded in the income statements	168	113	122